UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	6/30
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Market Income Fund (JMM)
September 30, 2014

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 139.0% (99.7% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 1.5% (1.1% of Total Investments)
	Banks - 0.8%
19,000	Bank of America Corporation	4.000%		BB	$ 403,940
8,000	First Niagara Finance Group	8.625%		BB	226,400
	Total Banks				630,340
	Capital Markets - 0.3%
12,000	Goldman Sachs Group, Inc.	5.500%		BB	285,000
	Metals & Mining - 0.2%
7,500	ArcelorMittal, Convertible Preferred	6.000%		BB-	158,475
	Real Estate Investment Trust - 0.2%
5,000	LaSalle Hotel Properties	7.500%		N/R	131,500
	Total $25 Par (or similar) Retail Preferred (cost $1,105,506)				1,205,315
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 31.0% (22.2% of Total Investments)
	Aerospace & Defense - 0.2%
$ 200	Bombardier Inc., 144A	4.750%	4/15/19	BB-	$ 199,500
	Airlines - 0.3%
200	Air Canada, 144A	6.750%	10/01/19	BB	212,500
	Auto Components - 0.3%
200	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	202,000
	Automobiles - 0.2%
100	Ford Motor Company	7.450%	7/16/31	BBB-	132,033
	Banks - 1.3%
500	Bank of America Corporation	5.000%	5/13/21	A	549,079
500	Citigroup Inc.	4.500%	1/14/22	A	536,093
1,000	Total Banks				1,085,172
	Building Products - 0.5%
250	Associated Asphalt Partners LLC, 144A	8.500%	2/15/18	B-	260,000
150	Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B-	162,750
400	Total Building Products				422,750
	Capital Markets - 0.7%
500	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	574,415
	Chemicals - 0.3%
100	Hexion US Finance	6.625%	4/15/20	B1	100,500
150	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B-	165,188
250	Total Chemicals				265,688
	Commercial Services & Supplies - 0.9%
175	ADT Corporation	6.250%	10/15/21	BBB-	181,125
275	Clean Harbors Inc.	5.250%	8/01/20	BB+	275,000
250	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	263,750
700	Total Commercial Services & Supplies				719,875
	Construction Materials - 0.5%
385	Norbord Inc., 144A	5.375%	12/01/20	Ba2	372,488
	Consumer Finance - 0.5%
250	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	248,750
162	First Data Corporation	6.750%	11/01/20	BB-	171,720
412	Total Consumer Finance				420,470
	Containers & Packaging - 0.3%
200	Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	200,000
	Diversified Consumer Services - 0.2%
200	Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	168,000
	Diversified Financial Services - 0.4%
200	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	197,000
150	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	151,500
350	Total Diversified Financial Services				348,500
	Diversified Telecommunication Services - 1.8%
250	CenturyLink Inc.	6.750%	12/01/23	BB+	268,125
200	CenturyLink Inc.	7.650%	3/15/42	BB+	197,000
185	CyrusOne LP Finance	6.375%	11/15/22	B+	193,325
410	IntelSat Jackson Holdings	6.625%	12/15/22	B-	414,100
390	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	389,901
1,435	Total Diversified Telecommunication Services				1,462,451
	Electric Utilities - 0.9%
225	FirstEnergy Corporation	4.250%	3/15/23	Baa3	223,689
350	Intergen NV, 144A	7.000%	6/30/23	B+	336,875
200	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB-	198,000
775	Total Electric Utilities				758,564
	Energy Equipment & Services - 0.9%
250	Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	250,625
500	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	497,500
750	Total Energy Equipment & Services				748,125
	Food Products - 0.3%
200	JBS Investments GmbH, 144A	7.250%	4/03/24	BB	204,000
	Gas Utilities - 0.6%
250	Ferrellgas LP	6.750%	1/15/22	B+	243,750
250	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	266,250
500	Total Gas Utilities				510,000
	Health Care Equipment & Supplies - 0.2%
200	Tenet Healthcare Corporation	6.875%	11/15/31	B3	193,000
	Health Care Providers & Services - 1.0%
500	Community Health Systems, Inc.	6.875%	2/01/22	B	520,000
250	Select Medical Corporation	6.375%	6/01/21	B-	250,000
750	Total Health Care Providers & Services				770,000
	Hotels, Restaurants & Leisure - 0.7%
200	Aramark Corporation	5.750%	3/15/20	BB-	205,000
150	Mohegan Tribal Gaming Authority	9.750%	9/01/21	B3	151,688
200	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	193,000
550	Total Hotels, Restaurants & Leisure				549,688
	Household Durables - 0.3%
250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB-	259,375
	Independent Power & Renewable Electricity Producers - 0.5%
200	AES Corporation	5.500%	3/15/24	BB	194,500
200	Dynegy Inc.	5.875%	6/01/23	B+	186,500
400	Total Independent Power & Renewable Electricity Producers				381,000
	Leisure Equipment & Products - 0.1%
100	24 Hour Holdings III LLC, 144A	8.000%	6/01/22	CCC+	92,500
	Machinery - 0.3%
250	Commercial Vehicle Group	7.875%	4/15/19	B	255,625
	Media - 1.4%
200	Altice S.A., 144A	7.750%	5/15/22	B	206,500
300	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	304,911
200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B-	202,000
250	Sinclair Television Group	5.375%	4/01/21	B+	246,250
200	WMG Acquisition Group, 144A	6.000%	1/15/21	B+	202,500
1,150	Total Media				1,162,161
	Metals & Mining - 3.2%
350	Alcoa Inc.	5.400%	4/15/21	BBB-	370,643
200	Coeur d’Alene Mines Corporation	7.875%	2/01/21	B+	187,500
250	Commercial Metals Inc.	4.875%	5/15/23	BB+	240,000
200	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	198,500
115	First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	116,150
175	FMG Resources, 144A	8.250%	11/01/19	BB+	180,906
500	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	488,573
200	Imperial Metals Corporation, 144A	7.000%	3/15/19	B3	188,000
300	Vale Overseas Limited	4.375%	1/11/22	A-	302,199
200	Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	202,000
100	Wise Metals Group, 144A	8.750%	12/15/18	CCC+	106,750
2,590	Total Metals & Mining				2,581,221
	Oil, Gas & Consumable Fuels - 5.8%
300	Antero Resources Finance Corporation, 144A	5.125%	12/01/22	BB	291,750
265	Bill Barrett Corporation	7.000%	10/15/22	B2	263,013
250	Breitburn Energy Partners LP	7.875%	4/15/22	B-	253,125
200	Chesapeake Energy Corporation	6.875%	11/15/20	BB+	223,000
240	Concho Resources Inc.	5.500%	10/01/22	BB+	247,200
125	Gastar Exploration Inc.	8.625%	5/15/18	B-	128,750
250	Hiland Partners LP/ Hiland Partners Finance Corp., 144A	5.500%	5/15/22	B	243,125
250	Key Energy Services Inc.	6.750%	3/01/21	BB-	240,625
250	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	244,063
200	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	175,000
175	Parsley Energy LLC Finance Corporation, 144A	7.500%	2/15/22	CCC+	180,469
125	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B-	123,750
200	Range Resources Corporation	5.000%	8/15/22	BB	204,500
175	Rose Rock Midstream LP / Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	173,250
250	Sanchez Energy Corporation	7.750%	6/15/21	B-	267,500
400	Sandridge Energy Inc.	8.125%	10/15/22	B2	399,500
500	Transocean Inc.	3.800%	10/15/22	BBB-	458,895
150	Vanguard Natural Resources Finance	7.875%	4/01/20	B	155,250
450	Western Refining Inc.	6.250%	4/01/21	B+	450,000
4,755	Total Oil, Gas & Consumable Fuels				4,722,765
	Paper & Forest Products - 1.3%
250	Domtar Corporation	4.400%	4/01/22	BBB-	254,548
200	Millar Western Forest Products Ltd	8.500%	4/01/21	B-	210,000
375	Resolute Forest Products	5.875%	5/15/23	BB-	346,641
200	Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	207,000
1,025	Total Paper & Forest Products				1,018,189
	Personal Products - 0.3%
250	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	266,563
	Real Estate Investment Trust - 0.7%
300	CommomWealth REIT	5.875%	9/15/20	BBB-	323,486
225	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B	217,120
525	Total Real Estate Investment Trust				540,606
	Real Estate Management & Development - 0.3%
250	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	249,375
	Road & Rail - 0.3%
250	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	251,250
	Semiconductors & Semiconductor Equipment - 0.3%
250	Micron Technology, Inc., 144A	5.875%	2/15/22	BB	258,750
	Software - 1.2%
1,000	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,012,500
	Specialty Retail - 0.4%
150	Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	156,000
200	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	202,000
350	Total Specialty Retail				358,000
	Wireless Telecommunication Services - 1.6%
200	Digicel Limited, 144A	7.000%	2/15/20	B1	206,000
175	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	183,313
250	Frontier Communications Corporation	8.500%	4/15/20	BB	277,500
200	Frontier Communications Corporation	7.625%	4/15/24	BB	207,500
200	Sprint Corporation, 144A	7.250%	9/15/21	BB-	208,250
200	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	192,000
1,225	Total Wireless Telecommunication Services				1,274,563
$ 24,877	Total Corporate Bonds (cost $25,237,602)				25,203,662

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.4% (1.0% of Total Investments)
	Banks - 0.8%
200	Bank of America Corporation	7.250%	N/A (3)	BB	$ 229,300
250	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	295,000
100	Lloyd’s Banking Group PLC	7.500%	N/A (3)	BB	103,000
	Total Banks				627,300
	Insurance - 0.6%
250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	220,000
250	Lincoln National Corporation	6.050%	4/20/67	BBB	255,625
	Total Insurance				475,625
	Total $1,000 Par (or similar) Institutional Preferred (cost $976,248)				1,102,925

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT - 0.2% (0.1% of Total Investments)
	Uruguay - 0.2%
$ 123	Republic of Uruguay	8.000%	11/18/22	Baa2	$ 158,817
$ 123	Total Sovereign Debt (cost $126,143)				158,817

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 104.3% (74.9% of Total Investments)
$ 500	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	Baa2	$ 603,649
476	321 Henderson Receivables LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aa2	596,686
500	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	Baa2	592,430
553	321 Henderson Receivables, Series 2007-3A A, 144A	6.150%	10/15/48	Aa3	621,169
438	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	467,947
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	468,982
500	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.997%	7/10/45	AAA	514,214
326	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	86,114
762	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	BBB	812,728
266	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	A+	267,715
336	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	CCC	333,767
249	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	250,642
214	Bayview Financial Acquisition Trust, Series 2006-D	5.660%	12/28/36	Aaa	214,438
750	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB	738,166
556	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2006-A	5.704%	2/28/41	AAA	567,052
500	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-PW13 AM	5.582%	9/11/41	AAA	534,196
400	CAM Mortgage Trust 2013-1, 144A	5.500%	12/15/53	N/R	402,059
500	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa1	505,615
324	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	4.660%	3/25/33	A+	333,300
500	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CD3	5.688%	10/15/48	B+	479,823
363	CountryWide Alternative Loan Trust 2005-86CB A10	5.500%	2/25/36	Caa3	323,096
260	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	A+	273,969
340	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-47CB	5.500%	10/25/35	Caa3	310,064
1,025	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-6 A4	5.750%	4/25/47	Ca	851,564
531	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	516,984
1,270	Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	BBB	1,333,062
518	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	449,927
763	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.189%	4/25/33	A	732,028
970	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	CC	345,909
563	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass- Through Certificates, Series 2004-6	5.821%	4/25/35	BB+	576,525
1,337	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	A+	1,399,681
33	Fannie Mae Mortgage Pool 254414, (6)	7.000%	7/01/17	Aaa	35,102
81	Fannie Mae Mortgage Pool 323702, (6)	6.000%	5/01/29	Aaa	92,217
40	Fannie Mae Mortgage Pool 596680, (6)	7.000%	9/01/31	Aaa	45,438
—(4)	Fannie Mae Mortgage Pool 70179	3.036%	7/01/27	Aaa	412
54	Fannie Mae Mortgage Pool 709700, (6)	5.500%	6/01/33	Aaa	60,778
103	Fannie Mae Mortgage Pool 745279, (6)	5.000%	2/01/21	Aaa	110,358
156	Fannie Mae Mortgage Pool 745324, (6)	6.000%	3/01/34	Aaa	175,753
62	Fannie Mae Mortgage Pool 750989, (6)	5.000%	11/01/18	Aaa	65,773
125	Fannie Mae Mortgage Pool 763687, (6)	6.000%	1/01/34	Aaa	141,747
269	Fannie Mae Mortgage Pool 766070, (6)	5.500%	2/01/34	Aaa	303,817
169	Fannie Mae Mortgage Pool 810225, (6)	6.000%	1/01/35	Aaa	192,787
138	Fannie Mae Mortgage Pool 828346, (6)	5.000%	7/01/35	Aaa	152,186
69	Fannie Mae Mortgage Pool 878059, (6)	5.500%	3/01/36	Aaa	76,388
253	Fannie Mae Mortgage Pool 882685, (6)	6.000%	6/01/36	Aaa	287,991
213	Fannie Mae Mortgage Pool 888284, (6)	5.500%	4/01/37	Aaa	236,731
2,014	Fannie Mae Mortgage Pool 890397, (6)	3.500%	12/01/26	Aaa	2,121,082
227	Fannie Mae Mortgage Pool 944244, (6)	5.000%	6/01/37	Aaa	250,262
212	Fannie Mae Mortgage Pool 995018, (6)	5.500%	6/01/38	Aaa	236,055
1,954	Fannie Mae Mortgage Pool AL1408, (6)	3.500%	1/01/27	Aaa	2,058,101
2,949	Fannie Mae Mortgage Pool AW4182, (6)	3.500%	2/01/44	Aaa	3,018,579
167	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.527%	2/25/42	Aaa	194,076
778	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	4.484%	12/25/42	B1	667,090
808	Fannie Mae REMIC Pass-Through Certificates 2004-W14 B2	5.648%	7/25/44	CC	315,274
2,975	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	3,209,746
4,605	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	4,852,807
2,500	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	2,464,453
4,621	Federa Home Loan Mortgage Corporation, Mortgage Pool G08528, (6)	3.000%	4/01/43	Aaa	4,568,943
351	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA5	5.500%	8/25/35	C	28,791
3,751	Freddie Mac Gold Mortgage Pool G18497, (6)	3.000%	1/01/29	Aaa	3,862,452
53	Freddie Mac Mortgage Pool C00676, (6)	6.500%	11/01/28	Aaa	60,467
2,552	Freddie Mac Mortgage Pool G08566, (6)	3.500%	1/01/44	Aaa	2,608,354
2,563	Freddie Mac Mortgage Pool G08572, (6)	3.500%	2/01/44	Aaa	2,618,682
282	Freddie Mac Mortgage Trust 2012-K708, 144A	3.759%	2/25/45	A	289,629
846	Freddie Mac Mortgage Trust 2013-KF02, 144A	2.814%	12/25/45	Baa3	875,345
255	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K706, 144A	4.024%	11/25/44	A2	265,055
500	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711, 144A	3.562%	8/25/45	A-	506,624
235	Freddie Mac Mortgage Trust, Series 2010-K7, 144A	5.435%	4/25/20	A3	260,452
500	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	527,663
—(4)	Freddie Mac Non Gold Participation Certificates 605911	2.118%	9/01/18	Aaa	10
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	476,847
1,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass -Through Certificates, Series 2014-GSFL, 144A	2.405%	7/15/31	A-	999,555
454	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.990%	8/10/45	A	495,514
149	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	B	156,112
1,358	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B1	5.041%	4/25/36	CC	218,965
1,174	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2006-RP2 B2	5.041%	4/25/36	CC	64,216
1,223	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1 B2	6.654%	3/25/43	Caa2	12
131	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	2.552%	10/25/33	BBB+	131,091
526	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	546,430
529	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B1	551,092
398	Government National Mortgage Association Pool 604567, (6)	5.500%	8/15/33	Aaa	450,990
231	Government National Mortgage Association Pool 631574, (6)	6.000%	7/15/34	Aaa	265,790
102	Government National Mortgage Association Pool 8096, (6)	1.625%	12/20/22	Aaa	105,723
210	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	230,006
900	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1, 144A	4.458%	1/15/48	BBB	911,520
750	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2, 144A	4.940%	10/15/45	BBB	764,625
402	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	390,854
917	IndyMac INDX Mortgage Loan Trust, Series 2006-AR13 A3	4.701%	7/25/36	Caa1	841,279
541	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass-Through Certificates, Series 2003-A15	4.250%	2/25/34	A	541,102
192	Jeffries & Company Securitization Trust 2009-R4, 144A	5.750%	1/26/36	A	193,396
535	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	473,663
750	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.439%	7/15/46	A	825,920
452	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C7	5.866%	9/15/45	AAA	499,797
210	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1 AM	6.320%	4/15/41	BBB-	232,625
227	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	238,747
113	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.576%	7/25/47	BB+	116,724
585	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	Ba3	601,201
792	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	A	841,625
527	Merrill Lynch Alternative Note Asset, 2007-F1 2A7	6.000%	3/25/37	Caa3	398,387
704	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AAA	736,943
1,020	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,099,117
304	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	315,081
1,241	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	1,285,749
387	Mid-State Trust XI	5.598%	7/15/38	A+	407,204
250	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C, 144A	5.418%	9/15/47	A+	273,455
250	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, 2006-2	5.750%	2/25/36	Caa2	239,745
500	Morgan Stanley Re REMIC Trust Series 2009-GG10, 144A	5.990%	8/12/45	A	542,508
556	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.114%	11/25/33	A+	534,850
379	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB+	392,490
716	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	771,948
525	Nationstar Agency Fund Trust, Series 2013-T2A, 144A	7.385%	2/18/48	A	525,882
350	Nationstar Agency Fund Trust, Series 2013-T2A, 144A	4.212%	2/18/48	BBB	350,329
1,400	Nationstar Mortgage Advance Receivables Trust 2013-T3, 144A	3.819%	6/22/48	BBB	1,381,380
500	New Residential Advance Receivables Trust 2014-T1, 144A	5.926%	3/15/45	CCC	497,500
705	Nomura Asset Acceptance Corporation, Series 2004-R2, 144A	6.740%	10/25/34	Ca	469,982
204	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2004-B MI	5.730%	11/15/35	AA	213,484
431	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	452,813
498	Origen Manufactured Housing Contract Trust Notes, Series 2004A	6.640%	1/15/35	A	541,768
578	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	535,186
540	Residential Asset Mortgage Products Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2003-SL1 M2	7.353%	4/25/31	CC	18,239
850	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass-Through Certificates, Series 2004-KS1	5.221%	2/25/34	BBB-	883,908
261	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	276,025
446	Residential Funding Mortgage Trust I, 2007-S9	6.000%	10/25/37	D	384,740
401	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	397,497
500	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	510,295
750	Springleaf Mortgage Loan Trust, Series 2012-3, 144A	5.300%	12/25/59	BBB	774,444
770	Springleaf Mortgage Loan Trust, Series 2013-1A, 144A	4.440%	6/25/58	BBB	778,250
273	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.246%	12/15/43	AAA	272,363
645	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	BBB	652,726
224	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-AR3 B1	2.347%	6/25/33	B	205,752
67	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.387%	8/25/38	AA	71,119
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A2	816,866
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	A2	274,291
$ 88,561	Total Asset-Backed and Mortgage-Backed Securities (cost $85,804,407)				84,788,708

Shares	Description (1), (5)				Value
	INVESTMENT COMPANIES - 0.6% (0.4% of Total Investments)
32,000	Blackrock Credit Allocation Income Trust IV				$ 425,920
7,000	Pioneer Floating Rate Trust				82,250
	Total Investment Companies (cost $486,936)				508,170
	Total Long-Term Investments (cost $113,736,842)				112,967,597

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 0.4% (0.3% of Total Investments)
$ 292	Repurchase Agreement with State Street Bank, dated 9/30/14, repurchase price $291,847, collateralized by $215,000 U.S. Treasury Bonds, 8.000%, due 11/15/21, value $304,024	0.000%	10/01/14		$ 291,847
	Total Short-Term Investments (cost $291,847)				291,847
	Total Investments (cost $114,028,689) - 139.4%				113,259,444
	Reverse Repurchase Agreements - (28.2)%				(22,904,241)
	Other Assets Less Liabilities - (11.2)%				(9,089,265)
	Net Assets - 100%				$ 81,265,938

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount at	Appreciation
Description	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(3)	12/14	$ (656,531)	$ 199
U.S. 5-Year Treasury Note	Short	(116)	12/14	(13,717,906)	41,456
U.S. 10-Year Treasury Note	Short	(86)	12/14	(10,719,094)	76,691
U.S. Treasury Long Bond	Short	(15)	12/14	(2,068,594)	25,266
				$ (27,162,125)	$ 143,612

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$1,205,315	$–	$–	$1,205,315
Corporate Bonds	–	25,203,662	–	25,203,662
$1,000 Par (or similar) Institutional Preferred	229,300	873,625	–	1,102,925
Sovereign Debt	–	158,817	–	158,817
Asset-Backed and Mortgage-Backed Securities	–	84,788,708	–	84,788,708
Investment Companies	508,170	–	–	508,170
Short-Term Investments:
Repurchase Agreements	–	291,847	–	291,847
Investments in Derivatives:
Futures Contracts*	143,612	–	–	143,612
Total	$2,086,397	$111,316,659	$–	$113,403,056
* Represents net unrealized appreciation (depreciation).

Income Tax Information

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $114,028,689.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation				$ 3,949,311
Depreciation				(4,718,556)

Net unrealized appreciation (depreciation) of investments				$ (769,245)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.
(4)	Principal Amount (000) rounds to less than $1,000.
(5)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.
N/A	Not applicable.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.
I/O	Interest only security.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014